Note 19 - Trade Receivables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
19.	TRADE RECEIVABLES

	2018	2017
Trade receivables	5,140.1	5,335.7
Bad debt provision	(555.3)	(521.5)
Net, trade receivables	4,584.8	4,814.2
Related parties (Note 33)	294.5	130.6
Total current trade receivables	4,879.3	4,944.8

The aging of our current trade receivables, net of impairment losses, is detailed as follows:

	Net carrying amount as of December 31,	No past due	Past due – until 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due 360 days
Trade receivables	5,140.1	4,170.7	277.8	71.1	30.3	58.8	32.8	498.6
Bad debt provision	(555.3)	(4.3)	–	(0.3)	(0.4)	(18.9)	(32.8)	(498.6)
2018	4,584.8	4,166.4	277.8	70.8	29.9	39.9	–	–

Trade receivables	5,335.7	4,059.7	472.5	71.4	91.6	172.1	42.2	426.2
Bad debt provision	(521.5)	(5.9)	(0.1)	(0.4)	(0.8)	(45.9)	(42.2)	(426.2)
2017	4,814.2	4,053.8	472.4	71.0	90.8	126.2	–	–

Impairment losses on trade receivables recognized in the income statement in
2018
amount to
R$49.8
(
R$83.1
in
2017
).

Company’s exposure to credit risk, currency and interest rate risks is disclosed in Note
27
-
Financial instruments and risks
.